Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)	Class A Ordinary shares Previously Reported [Member]	Class A Ordinary shares Restated [Member]	Class A Ordinary shares	Class B Ordinary shares Previously Reported [Member]	Class B Ordinary shares Restated [Member]	Class B Ordinary shares	Ordinary shares Previously Reported [Member]	Ordinary shares Restated [Member]	Ordinary shares	Additional paid-in capital Previously Reported [Member]	Additional paid-in capital Restated [Member]	Additional paid-in capital	Statutory reserve Previously Reported [Member]	Statutory reserve Restated [Member]	Statutory reserve	Accumulated deficit Previously Reported [Member]	Accumulated deficit Restated [Member]	Accumulated deficit	Accumulated other comprehensive loss Previously Reported [Member]	Accumulated other comprehensive loss Restated [Member]	Accumulated other comprehensive loss	Non-controlling interests Previously Reported [Member]	Non-controlling interests Restated [Member]	Non-controlling interests	Previously Reported [Member]	Restated [Member]	Total
Balance - Beginning balance (in Shares) at Jun. 30, 2019									38,417,461
Balance - Beginning balance at Jun. 30, 2019									$ 3,842						$ 3,697			$ (5,847,156)			$ 121,389						$ (5,718,228)
Capital injection from non- controlling shareholders																								465,342			465,342
Net income (loss)																		3,873,503						(178,313)			3,695,190
Appropriation of statutory reserve															14,061			(14,061)
Accretion of convertible redeemable preferred shares																		(1,796,987)									(1,796,987)
Foreign currency translation adjustments																					146,001						146,001
Balance - ending balance (in Shares) at Jun. 30, 2020									38,417,461
Balance - ending balance at Jun. 30, 2020									$ 3,842						17,758			(3,784,701)			267,390			287,029			(3,208,682)
Issuance of ordinary shares in exchange of acquisition of noncontrolling interests (in Shares)									4,024,415
Issuance of ordinary shares in exchange of acquisition of noncontrolling interests									$ 402			532,208												(532,610)
Issuance of ordinary shares to employee share based payment platform (in Shares)									1,627,424
Issuance of ordinary shares to employee share based payment platform									$ 163			(163)
Contribution from a controlling shareholder for disposal of a subsidiary under common control												113,117															113,117
Capital injection from non- controlling shareholders																								303,284			303,284
Net income (loss)																		3,457,208						192,125			3,649,333
Accretion of convertible redeemable preferred shares												(747,110)						(2,282,419)									(3,029,529)
Deemed dividends to convertible redeemable preferred shareholders																		(2,084,786)									(2,084,786)
Contribution from preferred shareholders in connection with modification												101,948															101,948
Foreign currency translation adjustments																					(334,189)						(334,189)
Balance - ending balance (in Shares) at Jun. 30, 2021							44,069,300		44,069,300
Balance - ending balance at Jun. 30, 2021							$ 4,407		$ 4,407				$ 17,758		17,758	$ (4,694,698)		(4,694,698)	$ (66,799)		(66,799)	$ 249,828		249,828	$ (4,489,504)		(4,489,504)
Retrospective effects of recapitalization on equity due to reverse acquisition effective December 23, 2022			$ 5,053,833			$ 12,803,327			$ (4,407)			(17,852,753)
Retrospective effects of recapitalization on equity due to reverse acquisition effective December 23, 2022 (in Shares)			9,737,486			24,668,844			(44,069,300)
Balance - ending balance (in Shares) at Jul. 01, 2021		9,737,486			24,668,844
Balance - ending balance at Jul. 01, 2021		$ 5,053,833			$ 12,803,327						$ (17,852,753)			$ 17,758			$ (4,694,698)			$ (66,799)			$ 249,828			$ (4,489,504)
Balance - Beginning balance (in Shares) at Jun. 30, 2021							44,069,300		44,069,300
Balance - Beginning balance at Jun. 30, 2021							$ 4,407		$ 4,407				17,758		17,758	(4,694,698)		(4,694,698)	(66,799)		(66,799)	249,828		249,828	(4,489,504)		(4,489,504)
Net income (loss)																		(8,399,863)						121,668			(8,278,195)
Share-based compensation												8,672,255															8,672,255
Accretion of convertible redeemable preferred shares												(1,754,165)															(1,754,165)
Foreign currency translation adjustments																					(62,640)						(62,640)
Balance - ending balance (in Shares) at Dec. 31, 2021			9,737,486			24,668,844
Balance - ending balance at Dec. 31, 2021			$ 5,053,833			$ 12,803,327						(10,934,663)			17,758			(13,094,561)			(129,439)			371,496			(5,912,249)
Balance - Beginning balance (in Shares) at Jun. 30, 2021							44,069,300		44,069,300
Balance - Beginning balance at Jun. 30, 2021							$ 4,407		$ 4,407				17,758		17,758	(4,694,698)		(4,694,698)	(66,799)		(66,799)	249,828		249,828	(4,489,504)		(4,489,504)
Non-controlling interests arising from acquisition of subsidiary																								1,721,734			1,721,734
Net income (loss)																		(12,814,988)						194,858			(12,620,130)
Appropriation of statutory reserve															901,649			(901,649)
Share-based compensation												9,522,187															9,522,187
Accretion of convertible redeemable preferred shares												(3,865,430)															(3,865,430)
Foreign currency translation adjustments																					(208,953)			(85,109)			(294,062)
Balance - ending balance (in Shares) at Jun. 30, 2022							44,069,300		44,069,300
Balance - ending balance at Jun. 30, 2022							$ 4,407		$ 4,407	5,656,757		5,656,757	919,407		919,407	(18,411,335)		(18,411,335)	(275,752)		(275,752)	2,081,311		2,081,311	(10,025,205)		(10,025,205)
Retrospective effects of recapitalization on equity due to reverse acquisition effective December 23, 2022	$ 5,053,833			$ 12,803,327			$ (4,407)			(17,852,753)
Retrospective effects of recapitalization on equity due to reverse acquisition effective December 23, 2022 (in Shares)	9,737,486			24,668,844			(44,069,300)
Balance - ending balance (in Shares) at Jul. 01, 2022		9,737,486			24,668,844
Balance - ending balance at Jul. 01, 2022		$ 5,053,833			$ 12,803,327						$ (12,195,996)			$ 919,407			$ (18,411,335)			$ (275,752)			$ 2,081,311			$ (10,025,205)
Balance - Beginning balance (in Shares) at Jun. 30, 2022							44,069,300		44,069,300
Balance - Beginning balance at Jun. 30, 2022							$ 4,407		$ 4,407	5,656,757		$ 5,656,757	919,407		$ 919,407	(18,411,335)		$ (18,411,335)	(275,752)		$ (275,752)	2,081,311		$ 2,081,311	(10,025,205)		(10,025,205)
Net income (loss)																5,411,645						(566,859)			4,844,786		4,844,786
Share-based compensation										501,209															501,209
Accretion of convertible redeemable preferred shares										(2,001,777)															(2,001,777)		(2,001,777)
Shares allotment in connection with reverse acquisition	$ 3,869,930			$ 8,806,448						(12,676,378)																	12,676,378
Shares allotment in connection with reverse acquisition (in Shares)	7,456,398			16,967,846
Conversion of convertible redeemable preferred shares	$ 13,861,150			$ 2,875,931						52,516,097															69,253,178		69,253,178
Conversion of convertible redeemable preferred shares (in Shares)	26,707,007			5,541,207
Shares issued to acquire Fuwei Films (Holdings) Co., Ltd	$ 1,694,996									25,411,451															27,106,447
Shares issued to acquire Fuwei Films (Holdings) Co., Ltd (in Shares)	3,265,837
Foreign currency translation adjustments																			(144,370)						(144,370)		(144,370)
Balance - ending balance (in Shares) at Dec. 31, 2022	47,166,728			47,177,897
Balance - ending balance at Dec. 31, 2022	$ 24,479,909			$ 24,485,706						$ 51,554,606			$ 919,407			$ (12,999,690)			$ (420,122)			$ 1,514,452			$ 89,534,268		$ 89,534,268